OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2017
Disclosure of other accounts payable [Abstract]
OTHER ACCOUNTS PAYABLES
Note 13: –	Other accounts Payables

	December 31,
	2017	2016
	In thousands

Employees and payroll accruals	$4,735	$4,135
Derivatives financial instruments	8	32
Accrued Expenses and Others	1,077	1,447

	$5,820	$5,614